Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Total revenue	$ 299,226	$ 245,412	$ 191,322	$ 182,966	$ 210,528	$ 213,381	$ 209,875	$ 181,825	$ 918,926	$ 815,609	$ 601,464
Gross profit	92,482	70,923	57,787	53,293	68,969	64,277	61,171	54,827	274,485	249,244	193,446
Operating income	2,627	6,834	12,132	3,077	16,140	14,986	10,835	4,541	24,670	46,502	30,715
Net income (loss)	$ 5,164	$ 1,303	$ (11,367)	$ (3,121)	$ 2,163	$ 4,698	$ 2,501	$ (1,013)	$ (8,021)	$ 8,349	$ 4,023
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$ 0.06	$ 0.01	$ (0.13)	$ (0.03)	$ 0.03	$ 0.05	$ 0.03	$ (0.01)	$ (0.09)	$ 0.09	$ 0.04
Cash dividends per share of Class A common stock					$ 1.00					$ 1.00